Subsequent events	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent events
On October 2, 2023, the Company acquired 100% of the equity of BioTel Research, LLC which comprised the business formerly known as Philips Pharma Solutions, a leading provider of medical imaging and cardiac safety monitoring services. The initial consideration paid on the closing date of the acquisition was $68.1 million.

The Company has evaluated subsequent events from the balance sheet date through to the date at which the financial statements were available to be issued. The Company has determined that there are no items, other than the items described above, to disclose.